United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITY—0.9%[1]
	Finance—0.9%
$4,500,000	Sealane 2011-1X, Class A, 14.2326%, 2/12/2016 (IDENTIFIED COST $4,507,473)	$4,668,750
	CORPORATE BONDS—7.5%[1]
	Banking—1.8%
5,000,000	African Export-Import Bank, 3.875%, 6/4/2018	4,887,500
5,000,000	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	4,687,500
	TOTAL	9,575,000
	Oil & Gas—4.6%
5,000,000	Afren PLC, Series REGS, 11.50%, 2/1/2016	4,250,000
4,114,080	Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	4,489,490
4,165,000	Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	3,915,100
5,000,000	Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 1.8518%, 5/20/2016	4,789,000
7,018,498	QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	6,632,481
	TOTAL	24,076,071
	Telecommunications & Cellular—1.1%
5,700,000	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.2406%, 9/12/2016	5,743,166
	TOTAL CORPORATE BONDS (IDENTIFIED COST $42,346,599)	39,394,237
	TRADE FINANCE AGREEMENTS—79.1%[1]
	Automotive—0.7%
2,458,173	Volvo Chile, 2.50%, 4/19/2016	2,347,555
1,241,065	Volvo Do Brazil, 2.50%, 12/7/2015	1,222,201
	TOTAL	3,569,756
	Basic Industry - Cement—0.3%
1,666,667	Jambyl Cement, 1.158%, 7/15/2015	1,646,667
	Basic Industry - Fertilizers/Chemicals—1.0%
5,000,000	Eurochem II, 2.0329%, 8/22/2018	4,935,000
	Basic Industry - Metals/Mining Excluding Steel—10.9%
4,000,000	African Mineral Tonkolili, 5.6693%, 3/31/2016	3,160,000
1,662,085	African Minerals, 5.8235%, 10/13/2016	1,325,513
3,184,086	Discovery Copper, 4.0913%, 3/31/2015	2,166,770
6,009,487	EMP II, 6.23335%, 12/23/2018	6,012,492
5,187,450	Erdenet, 7.134%, 12/31/2015	3,893,181
3,375,000	Fortescue Metals Group Ltd., 4.50%, 8/28/2015	3,383,438
10,625,000	FQM Ltd., 2.9831%, 5/1/2019	10,508,125
8,000,000	Kazakhmys II, 3.152%, 12/31/2018	7,964,000
3,191,490	Kazzinc, 2.0552%, 12/31/2015	3,196,277
4,566,512	Mechel Kuzbass III, 5.7296%, 12/8/2016	2,054,931
4,566,512	Mechel Yakutugol III, 5.7296%, 12/8/2016	2,054,930
5,000,000	Noble Group Ltd., 3.72715%, 1/17/2018	4,972,500
3,000,000	Russian Copper, 4.157%, 12/4/2018	2,958,000
2,357,143	Solway, 6.1617%, 5/30/2016	2,357,143
1,000,000	Tenex, 2.48485%, 3/28/2016	978,000
	TOTAL	56,985,300

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Basic Industry - Steel Producers/Products—1.8%
$5,937,500		Ferrexpo PLC, Series 144A, 2.4072%, 8/31/2018	$5,919,687
833,333		Metinvest15, 4.9188%, 5/25/2015	500,417
799,058		Stemcor Holdings Ltd., USD, 2.8788%, 12/31/2015	798,659
323,521		Stemcor Holdings, Ltd., GBP, 2.8788%, 12/31/2015	503,988
209,866		Stemcor Holdings Ltd., EUR, 2.8788%, 12/31/2015	253,821
60,737		Stemcor Holdings Ltd., Super Senior Uplift, 3.0052%, 12/31/2015	60,706
2,285,283		Stemcor Holdings Ltd., Senior Uplift, 3.0052%, 12/31/2015	1,144,927
		TOTAL	9,182,205
		Building & Development—0.5%
2,416,421		Cemex SA, 4.65175%, 2/28/2017	2,383,800
		Capital Goods—3.5%
5,100,000		Biman, 5.7324%, 2/4/2019	5,122,950
7,500,000		Dogus Otomotiv Servis ve Ticaret AS, 3.2274%, 8/17/2015	7,522,500
4,583,333		TAAG Angola Airlines, 5.50%, 6/9/2020	4,571,875
1,200,000		TAAG II, Floating Rate Note, 6.0066%, 6/27/2016	1,198,200
		TOTAL	18,415,525
		Capital Goods - Aerospace & Defense—1.2%
4,698,493		Air India, 2.6562%, 7/14/2015	4,670,301
1,500,000		TAAG ANG III, 1.00%, 3/31/2016	1,503,000
		TOTAL	6,173,301
		Consumer Non-Cyclical—3.9%
4,333,333		Bahia Cellulose, 4.09835%, 2/14/2018	4,361,500
3,211,388	[2]	Banacol, 1.00%, 6/15/2015	3,039,578
1,200,286		GVO, 5.1578%, 11/2/2015	1,145,073
1,142,857		JBS S.A., 5.72535%, 11/9/2015	1,136,571
5,351,780		PT Delta Merlin, 5.47485%, 10/30/2016	5,279,531
4,090,909		Tiryaki Agro, 4.322%, 4/15/2019	3,874,091
40,374		Ukrland Farming, 8.6688%, 6/29/2015	39,970
1,350,000		Vicentin, 7.3203%, 11/18/2015	1,337,850
		TOTAL	20,214,164
		Consumer Non-Cyclical/Food-Wholesale—6.3%
1,500,000		Belagricola, 5.2566%, 6/28/2016	1,489,500
5,000,000		Biosev, 4.72615%, 6/25/2015	4,985,000
3,789,474		CPC International, Inc., 4.151%, 12/1/2016	3,762,947
1,650,000		Kernel Holding SA, 5.72485%, 3/3/2016	1,654,125
5,000,000		Louis Dreyfus II, 3.1504%, 10/4/2016	4,977,500
5,151,456		Marfrig, 4.1451%, 6/19/2015	5,138,578
4,000,000		Nidera Sementes, 3.75425%, 6/30/2016	3,984,000
1,928,571		REI Agro Ltd., 1.00%, 10/31/2015	1,575,643
5,000,000		Seara, 5.0806%, 6/15/2017	5,007,500
		TOTAL	32,574,793
		Consumer Non-Cyclical/Tobacco—1.1%
5,000,000		Bladex, 1.10%, 7/17/2015	5,002,500
952,000		Premium Tobac IV, 4.2342%, 6/21/2015	954,380
		TOTAL	5,956,880
		Energy—9.7%
7,410,416		Adani Power Ltd., 3.5551%, 6/30/2018	6,976,906
5,000,000		Ancap II, 2.387%, 12/15/2015	4,995,000
214,366		Bangladesh, Government of, 3.655%, 9/30/2015	214,794

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy—continued
$1,428,571		BB Energy II, 2.1695%, 6/24/2015	$1,424,286
2,270,441		Gunvor Group, 3.6693%, 11/30/2016	2,232,978
7,500,000	[3]	Hellenic Pet III, 4.0%, 1/30/2015	7,477,500
8,000,000		Pardaliservices S.A., 4.8325%, 7/26/2018	8,008,000
8,000,000		Puma Energy II, 2.685%, 5/19/2017	7,996,000
3,886,276		Samir Energy II, 3.901%, 12/31/2015	3,895,992
7,197,588		Sonangol III, 3.6693%, 9/28/2017	7,039,241
270,833	[2]	SV Oil & Natural Gas Ltd., 1.00%, 12/31/2015	268,938
		TOTAL	50,529,635
		Energy - Integrated Energy—1.3%
2,725,383		Oando Insured A, 9.1278%, 6/30/2019	2,725,383
3,495,215		Oando Insured B, 8.7551%, 12/31/2017	3,495,215
302,821		Oando Uninsured A, 9.1278%, 6/30/2019	301,912
388,357		Oando Uninsured B, 8.7551%, 12/31/2017	387,192
		TOTAL	6,909,702
		Energy - Refining—2.1%
7,500,000		Dangote, 4.8268%, 9/4/2020	7,511,250
3,428,571		Petron Corp., 2.5688%, 9/30/2016	3,396,000
		TOTAL	10,907,250
		Energy/Exploration and Production—12.4%
1,500,000		Canbaikal Resources Insured, 5.6688%, 4/10/2016	1,500,000
166,667		Canbaikal Resources Uninsured, 5.6688%, 4/10/2016	165,833
3,000,000		Circle Petro, 5.827%, 6/11/2018	2,932,500
2,749,775		Enerji Tupras, 3.0551%, 6/30/2015	2,742,901
7,200,000		Kazmunaigas, 2.36%, 7/15/2016	7,174,800
784,269		Mauriel Promme, 1.00%, 12/23/2018	720,351
8,356,250		Navigat Energy II, 5.642%, 12/2/2018	8,301,934
7,000,000		Neconde, 8.2566%, 12/27/2018	6,919,500
6,218,244		Nigerian Petro, 3.9806%, 6/15/2019	6,134,298
4,246,559		PT CKP, 4.4078%, 1/2/2017	4,225,326
2,850,000		Ptmitraperk, 6.1688%, 11/30/2015	2,822,925
3,846,154		Rosneft Oil III, 2.62985%, 4/24/2017	3,696,154
4,464,286		SHT, 5.1235%, 5/8/2017	4,437,500
5,735,294		Socar & Turcas, 2.8268%, 8/11/2016	5,752,500
2,142,857		TNK-BP Finance SA, 1.52715%, 8/23/2015	2,081,786
5,000,000		Ypf S.A., 5.50%, 3/16/2015	4,990,000
		TOTAL	64,598,308
		Finance—2.4%
3,333,333		International Bank of Azerbaijan, 3.5766%, 1/16/2015	3,310,000
9,000,000		LFC TGB, 1.00%, 2/24/2015	9,000,000
		TOTAL	12,310,000
		Finance/Banks/Brokers—12.3%
3,500,000		AccessBank, 3.5795%, 3/14/2015	3,508,750
8,000,000		Africa Fin Corp., 3.154%, 12/1/2015	8,016,000
3,000,000		Ardshininvest, 4.83055%, 3/11/2015	3,001,500
5,000,000		BPC Tranche B, 5.32265%, 12/13/2016	4,990,000
5,000,000		CFC Stanbic, 2.5023185%, 11/5/2016	5,005,000
3,000,000	[3]	FCMB UK Ltd., 1.9806%, 1/22/2015	2,986,500
5,000,000		Int Bk AZ Murab, 2.75%, 12/24/2015	4,945,000

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Finance/Banks/Brokers—continued
5,000,000		Turkey Garanti Bank, 3.323%, 5/3/2016	$5,037,500
$5,000,000	[3]	Turkiye Halk, 1.273242%, 1/7/2015	4,985,000
5,000,000	[3]	Turkiye Is Bankasi (Isbank), 1.4774%, 5/29/2015	4,955,000
4,603,745	[3]	Turkiye Vakiflar Bankasi T.A.O., 1.274887%, 1/8/2015	4,589,933
3,000,000		Union Bank of Nigeria, 4.6688%, 1/28/2017	2,934,000
4,230,769		Veb, 3.587%, 1/31/2020	4,232,885
5,000,000		Zenith Bank Ltd., 3.73055%, 12/5/2016	4,952,500
		TOTAL	64,139,568
		Regional Manufacturing - Agricultural Services—0.3%
1,636,531		ETG, 3.1695%, 3/31/2015	1,637,349
		Services - Construction Services—0.2%
1,050,000		IIF, 2.406%, 7/18/2019	1,048,425
		Services/Railroads—1.3%
5,320,000		Azeri RR, 5.308%, 1/25/2018	5,234,880
1,365,073		Eastcomtrans, Floating Rate Note, 6.15%, 4/1/2016	1,350,740
		TOTAL	6,585,620
		Supranational—1.4%
7,500,000		PTA Bank, 2.7321%, 10/21/2016	7,511,250
		Telecommunications & Cellular—3.2%
5,143,000		Digicel D2, 3.7551%, 3/31/2019	5,153,286
4,200,000		IHS Zambia, Floating Rate Note, 6.6561%, 3/6/2021	4,101,300
811,375		MCS Holdings LLC, 6.22735%, 11/23/2015	803,261
1,947,301		MCS Holdings LLC, 7.72735%, 11/24/2017	1,923,933
5,000,000		MNC Sky Vision, 4.4803%, 12/11/2016	4,927,500
		TOTAL	16,909,280
		Utility/Electricity Generation—1.3%
6,750,000		MOF Angola, 5.8318%, 2/16/2018	6,631,875
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $422,257,578)	411,755,653
		FOREIGN GOVERNMENT/AGENCIES—2.1%[1]
		Banking—0.6%
3,000,000		African Export-Import Bank, 5.75%, 7/27/2016	3,112,500
		Sovereign—1.5%
1,511,360		Egypt, Government of, 3.212%, 10/23/2015	1,509,849
2,000,000		Jordan, Government of, 3.65%, 11/17/2015	2,004,000
4,000,000		Tanzania, United Republic of, 6.3289%, 3/9/2020	4,180,000
		TOTAL	7,693,849
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $10,722,727)	10,806,349
		INVESTMENT COMPANY—9.1%
47,587,532	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (IDENTIFIED COST $47,587,532)	47,587,532
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $527,421,909)[6]	514,212,521
		OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	6,544,015
		TOTAL NET ASSETS—100%	$520,756,536

At December 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
1/8/2015	JPMorgan Chase Bank N.A.	259,000 EUR	$318,169	$4,756
1/8/2015	JPMorgan Chase Bank N.A.	363,000 GBP	$566,172	$413
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$5,169
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7,974 and $226,555, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Are restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended; or (b) are subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $466,624,989, which represented 89.6% of total net assets.The Fund's restricted securities were acquired between August 27, 2009 and December 31, 2014, with a total acquisition cost of $463,435,135.
2	Issuer in default.
3	Zero coupon bond, reflects effective rate at time of purchase.
4	Affiliated holding.
5	7-day net yield.
6	At December 31, 2014, the cost of investments for federal tax purposes was $527,421,909. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $13,209,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,478,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,688,114.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$4,668,750	$4,668,750
Corporate Bonds	—	39,394,237	—	39,394,237
Trade Finance Agreements	—	—	411,755,653	411,755,653
Foreign Governments/Agencies	—	7,292,500	3,513,849	10,806,349
Investment Company	47,587,532	—	—	47,587,532

Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
TOTAL SECURITIES	47,587,532	46,686,737	419,938,252	514,212,521
OTHER FINANCIAL INSTRUMENTS*	$—	$5,169	$—	$5,169
*	Other financial instruments include foreign exchange contracts.
The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Trade Finance Agreements	Investments in Foreign Government/ Agencies
Balance as of April 1, 2014	$5,192,471	$6,250,664	$375,570,459	$—
Accrued discount/premiums	1,028	(1,286)	1,068,397	—
Realized gain (loss)	3,973	27,514	(3,545,575)	—
Change in unrealized appreciation (depreciation)	690	20,303	(3,204,056)	2,489
Purchases	—	—	481,597,686	3,511,360
(Sales)	(529,412)	(6,297,195)	(439,731,258)	—
Balance as of December 31, 2014	4,668,750	$—	$411,755,653	$3,513,849
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2014	$(2,305)	$—	$(9,719,174)	$2,489
The following acronyms are used throughout this portfolio:
EUR	—Euro
GBP	—Great Britain Pound

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015